UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04632

The European Equity Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408
Date of fiscal year end:  12/31

Date of reporting period: 9/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

THE EUROPEAN EQUITY FUND, INC.	SEPTEMBER 30, 2010 (unaudited)

SCHEDULE OF INVESTMENTS

Shares	Description	Value(a)
INVESTMENTS IN GERMAN SECURITIES – 43.8%
	COMMON STOCKS – 40.5%
	AIRLINES – 3.8%
187,000	Deutsche Lufthansa*	$3,441,862
	AUTOMOBILES – 4.2%
60,000	Daimler*	3,804,795
	CHEMICALS – 6.2%
21,000	Lanxess	1,151,962
11,000	Linde	1,433,527
16,000	Wacker Chemie	2,955,828
		5,541,317
	CONSTRUCTION MATERIALS – 1.0%
18,000	HeidelbergCement	868,486
	DIVERSIFIED TELECOMMUNICATION SERVICES – 3.6%
240,000	Deutsche Telekom	3,287,225
	ELECTRIC UTILITIES – 1.9%
57,000	E.ON	1,682,799
	ELECTRICAL EQUIPMENT – 2.0%
80,000	Tognum	1,773,824
	INDUSTRIAL CONGLOMERATES – 4.5%
22,000	Rheinmetall	1,456,348
25,000	Siemens	2,642,105
		4,098,453
	INSURANCE – 2.0%
16,000	Allianz	1,810,403
	INTERNET SOFTWARE & SERVICES – 2.0%
110,000	United Internet	1,780,649
	PERSONAL PRODUCTS – 1.0%
15,000	Beiersdorf	919,260
	PHARMACEUTICALS – 1.9%
24,000	Bayer	1,675,551
	SOFTWARE – 4.2%
25,000	SAP	1,238,135
21,000	Software	2,539,533
		3,777,668

Shares	Description	Value(a)
	THRIFTS & MORTGAGE FINANCE – 2.2%
88,000	Aareal Bank*	$1,959,614
	Total Common Stocks (cost $31,006,173)	36,421,906
	PREFERRED STOCKS – 3.3%
	AUTOMOBILES – 1.3%
10,000	Volkswagen (cost $951,062)	1,208,346
	HOUSEHOLD PRODUCTS – 2.0%
34,000	Henkel & Co. (cost $1,288,680)	1,828,420
	Total Preferred Stocks (cost $2,239,742)	3,036,766
	Total Investments in German Securities (cost $33,245,915)	39,458,672
INVESTMENTS IN FRENCH COMMON STOCKS – 17.5%
	COMMERCIAL BANKS – 3.9%
60,000	Societe Generale	3,460,022
	HEALTH CARE EQUIPMENT & SUPPLIES – 2.3%
30,000	Essilor International	2,066,595
	HOTELS, RESTAURANTS & LEISURE – 2.0%
50,000	Accor	1,827,942
	MULTI-UTILITIES – 2.4%
60,000	GDF Suez	2,150,537
	OIL, GAS & CONSUMABLE FUELS – 1.8%
32,000	Total	1,651,201
	TEXTILES, APPAREL & LUXURY GOODS – 5.1%
31,000	LVMH Moet Hennessy Louis Vuitton	4,552,760
	Total Investments in French Common Stocks (cost $15,378,700)	15,709,057

Shares	Description	Value(a)
INVESTMENTS IN SPANISH COMMON STOCKS – 9.1%
	COMMERCIAL BANKS – 4.3%
300,000	Banco Santander	$3,815,032
	DIVERSIFIED TELECOMMUNICATION SERVICES – 4.1%
150,000	Telefonica	3,719,012
	INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.7%
200,000	Iberdrola Renovables	665,525
	Total Investments in Spanish Common Stocks (cost $5,782,232)	8,199,569
INVESTMENTS IN DUTCH COMMON STOCKS – 7.9%
	CHEMICALS – 2.1%
36,000	Koninklijke DSM	1,846,546
	DIVERSIFIED FINANCIAL SERVICES – 2.2%
195,000	ING Groep*	2,025,444
	ENERGY EQUIPMENT & SERVICES – 2.3%
110,000	SBM Offshore	2,086,932
	FOOD PRODUCTS – 1.3%
40,000	Unilever	1,197,017
	Total Investments in Dutch Common Stocks (cost $6,689,177)	7,155,939
INVESTMENTS IN SWISS COMMON STOCKS – 6.6%
	ELECTRICAL EQUIPMENT – 1.6%
70,000	ABB*	1,483,980
	INSURANCE – 2.4%
9,000	Zurich Financial Services	2,121,711
	METALS & MINING – 2.6%
120,000	Xstrata	2,302,751
	Total Investments in Swiss Common Stocks (cost $5,114,254)	5,908,442

Shares	Description	Value(a)
INVESTMENTS IN BRITISH COMMON STOCKS – 4.5%
	COMMERCIAL BANKS – 3.5%
2,000,000	Lloyds Banking Group*	$2,335,521
1,100,000	Royal Bank of Scotland*	818,173
		3,153,694
	COMMERCIAL SERVICES & SUPPLIES – 1.0%
35,000	Aggreko	865,737
	Total Investments in British Common Stocks (cost $3,417,161)	4,019,431
INVESTMENTS IN FINNISH COMMON STOCKS – 3.8%
	AUTO COMPONENTS – 1.7%
45,000	Nokian Renkaat	1,547,182
	CONSTRUCTION & ENGINEERING – 1.0%
38,000	Yit	901,953
	MACHINERY – 1.1%
22,000	Metso	1,009,535
	Total Investments in Finnish Common Stocks (cost $2,880,250)	3,458,670
INVESTMENTS IN DANISH COMMON STOCKS – 2.4%
	CHEMICALS – 1.1%
50,000	Christian Hansen Holding*	1,011,137
	ELECTRICAL EQUIPMENT – 1.3%
30,000	Vestas Wind Systems*	1,132,034
	Total Investments in Danish Common Stocks (cost $2,784,322)	2,143,171
INVESTMENTS IN ITALIAN COMMON STOCKS – 2.0%
	COMMERCIAL BANKS – 2.0%
700,000	UniCredit (cost $1,422,533)	1,789,521

Shares	Description	Value(a)
INVESTMENTS IN NORWEGIAN COMMON STOCKS – 1.0%
	FOOD PRODUCTS – 1.0%
1,000,000	Marine Harvest (cost $817,928)	$881,481
INVESTMENTS IN BELGIAN COMMON STOCKS – 0.9%
	DIVERSIFIED FINANCIAL SERVICES – 0.9%
37,000	KBC Ancora* (cost $917,201)	811,556
	Total Investments in Common and Preferred Stocks – 99.5% (cost $78,449,673)**	89,535,509
	Other Assets and Liabilities, Net – 0.5%	444,463
	NET ASSETS – 100.0%	$89,979,972

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

  *  Non-income producing security.

  **  The cost for federal income tax purposes was $79,031,380. At September 30, 2010, net unrealized appreciation for all securities based on tax cost was $10,504,129. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $16,486,438 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,982,309.

  (a)  Value stated in US dollars.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund's investments.

Category	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments(b)
Germany	$39,458,672	$—	$—	$39,458,672
France	15,709,057	—	—	15,709,057
Spain	8,199,569	—	—	8,199,569
Netherlands	7,155,939	—	—	7,155,939
Switzerland	5,908,442	—	—	5,908,442
United Kingdom	4,019,431	—	—	4,019,431
Finland	3,458,670	—	—	3,458,670
Denmark	2,143,171	—	—	2,143,171
Italy	1,789,521	—	—	1,789,521
Norway	881,481	—	—	881,481
Belgium	811,556	—	—	811,556
Total	$89,535,509	$—	$—	$89,535,509

There have been no transfers in and out of Level 1 and Level 2 fair value measurements during the period ended September 30, 2010.

(b)  See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The European Equity Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 23, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 23, 2010